Borrowings - Summary of Long-term Bills Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	$ 1,999,132	$ 67,447	$ 1,999,341
Unamortized Discounts [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	868	29	659
Longterm Bills Payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	2,000,000	67,476	2,000,000
China Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	1,000,000	33,738
International Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	$ 1,000,000	$ 33,738
Ta Ching Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable			$ 2,000,000